Fair Value, Estimates for Financial Instruments Not Carried at Fair Value (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Financial assets:
Cash and due from banks	$ 21,860,000,000	$ 19,440,000,000	$ 16,044,000,000	$ 27,080,000,000
Federal funds sold, securities purchased under resale agreements and other short-term investments	137,313,000,000	44,367,000,000
Mortgages held for sale	47,149,000,000	48,357,000,000
Loans held for sale	110,000,000	1,338,000,000
Loans	799,574,000,000	769,631,000,000	757,267,000,000	782,770,000,000	864,830,000,000
Nonmarketable equity investments (cost method)	6,799,000,000	8,061,000,000
Financial liabilities:
Deposits	1,002,835,000,000	920,070,000,000
Short-term borrowings	57,175,000,000	49,091,000,000	55,401,000,000
Long-term debt	127,379,000,000	125,354,000,000
Carrying amount [Member]
Financial assets:
Cash and due from banks	21,860,000,000	19,440,000,000
Federal funds sold, securities purchased under resale agreements and other short-term investments	137,313,000,000	44,367,000,000
Mortgages held for sale	4,844,000,000	3,566,000,000
Loans held for sale	104,000,000	162,000,000
Loans	763,968,000,000	731,308,000,000
Nonmarketable equity investments (cost method)	6,799,000,000	8,061,000,000
Financial liabilities:
Deposits	1,002,835,000,000	920,070,000,000
Short-term borrowings	57,175,000,000	49,091,000,000
Long-term debt	127,366,000,000	125,238,000,000
Estimated fair value [Member]
Financial assets:
Cash and due from banks	21,860,000,000	19,440,000,000
Federal funds sold, securities purchased under resale agreements and other short-term investments	137,313,000,000	44,367,000,000
Mortgages held for sale	4,853,000,000	3,566,000,000
Loans held for sale	112,000,000	176,000,000
Loans	772,351,000,000	723,867,000,000
Nonmarketable equity investments (cost method)	8,231,000,000	8,490,000,000
Financial liabilities:
Deposits	1,003,942,000,000	921,803,000,000
Short-term borrowings	57,175,000,000	49,091,000,000
Long-term debt	130,283,000,000	126,484,000,000
Estimated fair value [Member] | Level 1 [Member]
Financial assets:
Cash and due from banks	21,860,000,000
Federal funds sold, securities purchased under resale agreements and other short-term investments	5,046,000,000
Mortgages held for sale	0
Loans held for sale	0
Loans	0
Nonmarketable equity investments (cost method)	0
Financial liabilities:
Deposits	0
Short-term borrowings	0
Long-term debt	0
Estimated fair value [Member] | Level 2 [Member]
Financial assets:
Cash and due from banks	0
Federal funds sold, securities purchased under resale agreements and other short-term investments	132,267,000,000
Mortgages held for sale	3,808,000,000
Loans held for sale	83,000,000
Loans	56,237,000,000
Nonmarketable equity investments (cost method)	2,000,000
Financial liabilities:
Deposits	946,922,000,000
Short-term borrowings	57,175,000,000
Long-term debt	119,220,000,000
Estimated fair value [Member] | Level 3 [Member]
Financial assets:
Cash and due from banks	0
Federal funds sold, securities purchased under resale agreements and other short-term investments	0
Mortgages held for sale	1,045,000,000
Loans held for sale	29,000,000
Loans	716,114,000,000
Nonmarketable equity investments (cost method)	8,229,000,000
Financial liabilities:
Deposits	57,020,000,000
Short-term borrowings	0
Long-term debt	$ 11,063,000,000